CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues	¥ 3,704,537,419	$ 581,322,760	¥ 2,444,328,764	¥ 2,076,289,101
Cost of revenues	(2,891,758,188)	(453,779,962)	(1,885,180,256)	(1,589,738,548)
Gross profit	812,779,231	127,542,798	559,148,508	486,550,553
Operating expenses:
Selling and marketing expenses	(332,007,462)	(52,099,216)	(200,761,383)	(182,872,514)
Research and development expenses	(135,218,399)	(21,218,717)	(105,335,357)	(67,187,348)
General and administrative expenses	(141,798,910)	(22,251,343)	(104,858,814)	(79,615,561)
Total operating expenses	(609,024,771)	(95,569,276)	(410,955,554)	(329,675,423)
Government grants	48,726,818	7,646,301	22,441,492	29,833,770
Operating income	252,481,278	39,619,823	170,634,446	186,708,900
Interest expenses	(6,167,805)	(967,863)	(7,380,833)	(11,396,998)
Interest income	5,375,969	843,607	8,787,309	16,898,785
Investment income	21,167,575	3,321,654	17,697,800	6,088,425
Income before income taxes	272,857,017	42,817,221	189,738,722	198,299,112
Income tax expense	(47,036,608)	(7,381,070)	(21,086,256)	(8,214,341)
Net income	225,820,409	35,436,151	168,652,466	190,084,771
Other comprehensive income
Foreign currency translation adjustment, net of nil income taxes	(9,657,187)	(1,515,423)	(30,137,470)	8,882,775
Unrealized gain on available for sale securities,net income taxes of RMB2,034,081 and RMB4,254,339 and RMB5,809,288 for the year 2019, 2020 and 2021, respectively	17,427,865	2,734,813	12,763,017	6,102,242
Less: reclassification adjustment for gain on available for sale securities realized in net income, net income taxes of RMB1,522,106 RMB4,424,450 and RMB5,291,894 for the year 2019, 2020 and 2021, respectively	(15,875,681)	(2,491,241)	(13,273,350)	(4,566,319)
Comprehensive income	¥ 217,715,406	$ 34,164,300	¥ 138,004,663	¥ 200,503,469
Net income per ordinary share
-Basic | (per share)	¥ 1.47	$ 0.23	¥ 1.12	¥ 1.28
-Diluted | (per share)	¥ 1.41	$ 0.22	¥ 1.07	¥ 1.24
Weighted average number of ordinary shares and ordinary shares equivalents outstanding used in computing net income per ordinary share
-Basic	153,672,358	153,672,358	150,897,412	149,025,166
-Diluted	160,460,976	160,460,976	157,835,868	153,248,188